UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service:	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211

Registrant's telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2019

Item #1. Reports to Stockholders.

Index	SIM U.S. Core Managed Volatility Fund SIM Global Core Managed Volatility Fund SIM Income Fund (collectively, the “SIM Funds”)

ANNUAL REPORT

For the period December 21, 2018* to October 31, 2019

*Inception date

The SIM Funds

SIM U.S. Core Managed Volatility Fund

SIM Global Core Managed Volatility Fund

SIM Income Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Funds complex/your financial intermediary.

ANNUAL REPORT

3067 West Ina Road Suite 125 Tucson, AZ 85741	Bus (520) 269-4003 Fax (520) 731-9012	E-Fax (520) 505-3681 Toll Free (888) 802-0427	info@secureinvestmentmanagement.com www.secureinvestmentmanagement.com

December 5, 2019

SIM U.S. CORE MANAGED VOLATILITY FUND CLASS Z
ANNUAL INVESTOR LETTER

To Our Valued Investors,

We are pleased to report that the performance of the SIM U.S. CORE MANAGED VOLATILITY FUND CLASS Z (the “Fund”) was consistent with the Fund Manager’s expectations and the Fund's overall objective to achieve long-term capital growth, while at the same time reducing volatility relative to the S&P 500® Index. As set forth on the attached comparison, from the December 21, 2018 launch date to October 31, 2019. investments within the Fund increased 23.10% and investments within the Russell I000 Index (the “Index”) increased 25.15% over the same period.

Additionally, while investment performance is speculative, and there will always be risk, we anticipate that the overall results of the Fund compared to the results of the Index will remain consistent through the end of 2019. As such, we do not anticipate any significant changes in our investment philosophy as we begin 2020.

We appreciate your confidence in us and look forward to a successful 2020!

Sincerely,

Joshua David Mellberg

ANNUAL REPORT

COMPARISON OF $10,000 INVESTMENT IN
SIM U.S. CORE MANAGED VOLATILITY FUND
CLASS Z SHARES VS. RUSSELL 1000® INDEX
$16
$15
$14
$13
$12
$11
$10
$9
$8
$7
$6
In Thousands
$12,515
$12,310
Performance figures include deduction of maximum applicable sales charges
12/21/2018
10/31/2019
SIM U.S. Core Managed Volatility Fund
Russell 1000® Index

Total Return Since Inception 12/21/2018- 10/31/2019
SIM U.S. Core Managed Volatility Fund Class Z	23.10%
Russell 1000® Index	25.15%

*Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Past performance is not predictive of future performance.

The Russell 1000® Index consists of the largest 1000 companies in the Russell 3000® Index. This index represents the universe of large capitalization stocks from which most active money managers typically select. The index is not adjusted to reflect expenses that the Securities and Exchange Commission (“SEC”) requires to be reflected in the Fund’s performance.

ANNUAL REPORT

SIM U.S. Core Managed Volatility Fund

Portfolio Composition as of October 31, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Large Cap	16.58%
Small Cap	9.53%
Mutual Funds:
Blend Broad Market	33.66%
Blend Large Cap	25.24%
Blend Small Cap	17.90%
102.91%

See Notes to Financial Statements

ANNUAL REPORT

SIM U.S. Core Managed Volatility Fund

Schedule of InvestmentsOctober 31, 2019

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 26.11%

LARGE CAP – 16.58%
iShares Edge MSCI Min Vol USA ETF	7,395	$472,910

SMALL CAP – 9.53%
SPDR SSGA US Small Cap Low Volatility Index ETF	2,787	271,761

TOTAL EXCHANGE TRADED FUNDS – 26.11%		744,671
(Cost: $682,883)

MUTUAL FUNDS – 76.80%

BLEND BROAD MARKET – 33.66%
DFA U.S. Core Equity 2 Portfolio Institutional Class	42,378	960,281

BLEND LARGE CAP – 25.24%
DFA U.S. Large Company Portfolio Institutional Class	30,671	720,148

BLEND SMALL CAP – 17.90%
DFA U.S. Micro Cap Portfolio Institutional Class	8,684	180,457
DFA U.S. Small Cap Portfolio Institutional Class	9,766	330,084
		510,541

TOTAL MUTUAL FUNDS – 76.80%		2,190,970
(Cost: $2,055,078)

TOTAL INVESTMENTS – 102.91%
(Cost: $2,737,961)		2,935,641
Liabilities in excess of other assets - (2.91)%		(82,908)
NET ASSETS – 100.00%		$2,852,733

ANNUAL REPORT

3067 West Ina Road Suite 125 Tucson, AZ 85741	Bus (520) 269-4003 Fax (520) 731-9012	E-Fax (520) 505-3681 Toll Free (888) 802-0427	info@secureinvestmentmanagement.com www.secureinvestmentmanagement.com

December 5, 2019

SIM GLOBAL CORE MANAGED VOLATILITY FUND
ANNUAL INVESTOR LETTER

To Our Valued Investors,

We are pleased to report that the performance of the SIM GLOBAL CORE MANAGED VOLATILITY FUND (the “Fund”) was consistent with the Fund Manager’s expectations and the Fund's overall objective is to achieve long-term capital appreciation while reducing draw-downs relative to the broader global markets. As set forth on the attached comparison, from the December 21, 2018 launch date to October 31, 2019, investments within the Fund increased 20.30% and investments within the MSCI ACWI Index (the “Index”) increased 23.02% over the same period.

Additionally, while investment performance is speculative, and there will always be risk, we anticipate that the overall results of the Fund compared to the results of the Index will remain consistent through the end of 2019. As such, we do not anticipate any significant changes in our investment philosophy as we begin 2020.

We appreciate your confidence in us and look forward to a successful 2020!

Sincerely,

Joshua David Mellberg

ANNUAL REPORT

COMPARISON OF $10,000 INVESTMENT IN
SIM GLOBAL CORE MANAGED VOLATILITY FUND
CLASS Z SHARES VS. MSCI ACWI INDEX

In Thousands
$16
$15
$14
$13
$12
$11
$10
$9
$8
$7
$6
$12,302
$12,030
Performance figures include deduction of maximum applicable sales charges
12/21/2018
10/31/2019
SIM Global Core Managed Volatility Fund
MSCI ACWI Index

Total Return Since Inception 12/21/2018- 10/31/2019
SIM Global Core Managed Volatility Fund Class Z	20.30%
MSCI ACWI Index	23.02%

*Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Past performance is not predictive of future performance.

The MSCI ACWI Index is a free-float weighted equity index designed to capture large and mid cap representation across developed and emerging markets. The index covers approximately 85% of the global investable equity opportunity set. The index is not adjusted to reflect expenses that the Securities and Exchange Commission (“SEC”) requires to be reflected in the Fund’s performance.

ANNUAL REPORT

SIM Global Core Managed Volatility Fund

Portfolio Composition as of October 31, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Large Cap	10.09%
International	7.86%
Small Cap	5.22%
Emerging Markets	2.08%
Mutual Funds:
Blend Broad Market	37.61%
Foreign Blend	25.00%
Emerging Market Stock	8.68%
Blend Small Cap	6.31%
102.85%

See Notes to Financial Statements

ANNUAL REPORT

SIM Global Core Managed Volatility Fund

Schedule of InvestmentsOctober 31, 2019

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 25.25%

EMERGING MARKET – 2.08%
iShares Edge MSCI Min Vol Emerging Markets ETF	1,508	$88,007

INTERNATIONAL – 7.86%
iShares Edge MSCI Min Vol EAFE ETF	4,439	333,147

LARGE CAP – 10.09%
iShares Edge MSCI Min Vol USA ETF	6,688	427,698

SMALL CAP – 5.22%
iShares Edge MSCI Min Vol USA Small-Cap ETF	6,391	221,193

TOTAL EXCHANGE TRADED FUNDS – 25.25%		1,070,045
(Cost: $994,032)

MUTUAL FUNDS – 77.60%

BLEND BROAD MARKET – 37.61%
DFA U.S. Core Equity 1 Portfolio Institutional Class	26,124	645,534
U.S. Vector Equity Portfolio Institutional Class	50,675	948,128
		1,593,662

BLEND SMALL CAP – 6.31%
DFA U.S. Small Cap Portfolio Institutional Class	7,905	267,195

EMERGING MARKET STOCK – 8.68%
DFA Emerging Markets Portfolio Institutional Class	8,482	233,757
DFA Emerging Markets Small Cap Portfolio Institutional Class	6,672	133,908
		367,665

See Notes to Financial Statements

ANNUAL REPORT

SIM Global Core Managed Volatility Fund

Schedule of Investments - continuedOctober 31, 2019

Security Description	Number of Shares	Fair Value
FOREIGN BLEND – 25.00%
DFA International Vector Equity Portfolio Institutional Class	47,998	$557,742
DFA Large Cap International Portfolio Institutional Class	22,013	501,445
		1,059,187

TOTAL MUTUAL FUNDS – 77.60%		3,287,709
(Cost: $3,142,187)

TOTAL INVESTMENTS – 102.85%
(Cost: $4,136,219)		4,357,754
Liabilities in excess of other assets - (2.85)%		(120,797)
NET ASSETS – 100.00%		$4,236,957

ANNUAL REPORT

3067 West Ina Road Suite 125 Tucson, AZ 85741	Bus (520) 269-4003 Fax (520) 731-9012	E-Fax (520) 505-3681 Toll Free (888) 802-0427	info@secureinvestmentmanagement.com www.secureinvestmentmanagement.com

December 5, 2019

SIM INCOME FUND CLASS Z SHARES
ANNUAL INVESTOR LETTER

To Our Valued Investors,

We are pleased to report that the performance of the SIM INCOME FUND CLASS Z SHARES (the “Fund”) was consistent with the Fund Manager’s expectations and the Fund's overall objective seeks to provide yield consistent with preservation of capital, while limiting volatility due to changes in interest rates. As set forth on the attached comparison, from the December 21, 2018 launch date to October 31, 2019, investments within the Fund increased 4.60% and investments within the Bloomberg Barclays US Aggregate Bond Index (the “Index”) increased 9.35% over the same period.

Additionally, while investment performance is speculative, and there will always be risk, we anticipate that the overall results of the Fund compared to the results of the Index will remain consistent through the end of 2019. As such, we do not anticipate any significant changes in our investment philosophy as we begin 2020.

We appreciate your confidence in us and look forward to a successful 2020!

Sincerely,

Joshua David Mellberg

ANNUAL REPORT

COMPARISON OF $10,000 INVESTMENT IN SIM INCOME FUND CLASS Z SHARES VS. BLOOMBERG BARCLAYS US AGGREGATE BOND INDEX

$16
$15
$14
$13
$12
$11
$10
$9
$8
$7
$6
In Thousands
$10,935
$10,460
Performance figures include deduction of maximum applicable sales charges
12/21/2018
10/31/2019
SIM Income Fund
Bloomberg Barclays US Aggregate Bond Index

Total Return Since Inception 12/21/2018- 10/31/2019
SIM Income Fund Class Z	4.60%
Bloomberg Barclays US Aggregate Bond Index	9.35%

*Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Past performance is not predictive of future performance.

The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index is not adjusted to reflect expenses that the Securities and Exchange Commission (“SEC”) requires to be reflected in the Fund’s performance.

ANNUAL REPORT

SIM Income Fund

Portfolio Composition as of October 31, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Corporate	25.56%
Mutual Funds:
Aggregate Bond	37.98%
Foreign Aggregate Bond	36.78%
Money Market Funds	0.34%
100.66%

See Notes to Financial Statements

ANNUAL REPORT

SIM Income Fund

Schedule of InvestmentsOctober 31, 2019

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 25.56%

CORPORATE – 25.56%
iShares Floating Rate Bond ETF	8,519	$434,384
VanEck Vectors Investment Grade Floating Rate ETF	25,759	651,960
		1,086,344

TOTAL EXCHANGE TRADED FUNDS – 25.56%		1,086,344
(Cost: $1,078,656)

MUTUAL FUNDS – 74.76%

AGGREGATE BOND – 37.98%
DFA Investment Grade Portfolio Institutional Class	141,842	1,614,157

FOREIGN AGGREGATE BOND – 36.78%
DFA Five-Year Global Fixed Income Portfolio Institutional Class	99,078	1,085,890
DFA Short-Duration Real Return Portfolio Institutional Class	47,451	477,354
		1,563,244

TOTAL MUTUAL FUNDS – 74.76%		3,177,401
(Cost: $3,040,987)

MONEY MARKET FUNDS – 0.34%
Federated Institutional Prime Obligation Fund Institutional Class 1.93%*	14,638	14,643
(Cost: $14,643)

TOTAL INVESTMENTS – 100.66%
(Cost: $4,134,286)		4,278,388
Liabilities in excess of other assets - (0.66)%		(27,942)
NET ASSETS – 100.00%		$4,250,446

*Effective 7 day yield as of October 31, 2019

See Notes to Financial Statements

ANNUAL REPORT

THE SIM FUNDS

October 31, 2019

See Notes to Financial Statements

ANNUAL REPORT

THE SIM FUNDS

Statements Of Assets And Liabilities

	SIM U.S. Core Managed Volatility Fund	SIM Global Core Managed Volatility Fund	SIM Income Fund
ASSETS
Investments at value* (Note 1)	$2,935,641	$4,357,754	$4,278,388
Dividends and interest receivable	69	114	101
Due from advisor	11,741	26,195	28,156
Prepaid expenses	7,617	8,068	8,421
TOTAL ASSETS	2,955,068	4,392,131	4,315,066
LIABILITIES
Due to custodian	19,054	29,664	—
Payable for capital stock redeemed	80,051	121,381	60,355
Accrued administration, transfer agent and accounting fees	2,444	3,227	3,354
Accrued custody fees	786	902	911
TOTAL LIABILITIES	102,335	155,174	64,620
NET ASSETS	$2,852,733	$4,236,957	$4,250,446
Net Assets Consist of:
Paid In Capital	$2,665,449	$4,022,055	$4,101,458
Distributable Earnings	187,283	214,902	148,988
Net Assets	$2,852,732	$4,236,957	$4,250,446
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Class Z Shares:
Net Assets	$2,852,733	$4,236,957	$4,250,446
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	231,770	352,254	406,402
Net Asset Value, Offering and Redemption Price Per Share	$12.31	$12.03	$10.46

* Identified cost of	$2,737,961	$4,136,219	$4,134,286

See Notes to Financial Statements

ANNUAL REPORT

THE SIM FUNDS

October 31, 2019

See Notes to Financial Statements

ANNUAL REPORT

THE SIM FUNDS

Statements Of Operations

	SIM U.S. Core Managed Volatility Fund	SIM Global Core Managed Volatility Fund	SIM Income Fund
INVESTMENT INCOME
Dividends	$31,562	$62,290	$49,581
Interest	3,235	4,913	4,265
Total investment income	34,797	67,203	53,846

EXPENSES
Investment advisory fees (Note 2)	18,749	27,795	22,469
Administrative services fees	4,687	6,949	7,490
Recordkeeping and administrative services (Note 2)	21,525	32,367	30,706
Accounting fees (Note 2)	17,675	27,907	27,221
Custodian fees	4,195	4,202	4,167
Transfer agent fees (Note 2)	14,534	21,038	22,382
Professional fees	11,817	17,613	22,050
Filing and registration fees	5,300	5,300	5,500
Trustee fees	3,676	4,749	5,238
Compliance fees	4,029	6,014	7,422
Insurance fees	1,477	2,199	3,999
Shareholder reports (Note 2)	4,318	6,422	7,697
Exchange fees	1,441	1,257	1,571
Organizational expenses	5,306	7,901	11,793
Other	4,960	6,956	9,102
Total expenses	123,689	178,669	188,807
Advisory fee waivers and reimbursed expenses (Note 2)	(83,379)	(118,910)	(124,396)
Net expenses	40,310	59,759	64,411
Net investment income (loss)	(5,513)	7,444	(10,565)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(10,396)	(14,077)	15,451
Net increase (decrease) in unrealized appreciation (depreciation) of investments	197,680	221,535	144,102
Net realized and unrealized gain (loss) on investments	187,284	207,458	159,553
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$181,771	$214,902	$148,988

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

THE SIM FUNDS

Statements Of Changes In Net Assets

THE SIM FUNDS

	SIM U.S. Core Managed Volatility Fund	SIM Global Core Managed Volatility Fund	SIM Income Fund
	Period December 21, 2018* to October 31, 2019	Period December 21, 2018* to October 31, 2019	Period December 21, 2018* to October 31, 2019
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(5,513)	$7,444	$(10,565)
Net realized gain (loss) on investments and distributions of short and long-term realized gains from other investment companies	(10,396)	(14,077)	15,451
Net increase (decrease) in unrealized appreciation (depreciation) of investments	197,680	221,535	144,102
Increase (decrease) in net assets from operations	181,771	214,902	148,988

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Class Z	4,242,489	6,283,268	5,898,541
Shares redeemed
Class Z	(1,571,527)	(2,261,213)	(1,797,083)
Increase (decrease) in net assets from capital stock transactions	2,670,962	4,022,055	4,101,458

NET ASSETS
Increase (decrease) during period	2,852,733	4,236,957	4,250,446
Beginning of period	$—	$—	$—
End of period	$2,852,733	$4,236,957	$4,250,446

*Inception date

See Notes to Financial Statements

ANNUAL REPORT

SIM U.S. CORE MANAGED VOLATILITY FUND

Financial Highlights
Selected Per Share Data for a Share Outstanding Throughout Each Period

	Class Z Shares
	Period December 21, 2018* to October 31, 2019
Net asset value, beginning of period	$10.00
Investment activities
Net investment income (loss)(A)	(0.03)
Net realized and unrealized gain (loss) on investments	2.34
Total from investment activities	2.31
Net asset value, end of period	$12.31
Total Return	23.10	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	6.60	%**
Expenses net of fee waiver and reimbursements	2.15	%**
Net investment income (loss)(C)	(0.29	%)**
Portfolio turnover rate	167.38	%***
Net assets, end of period (000’s)	$2,853

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the investment companies in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

*Inception date

**Annualized

***Not annualized

See Notes to Financial Statements

ANNUAL REPORT

SIM GLOBAL CORE MANAGED VOLATILITY FUND

Financial Highlights
Selected Per Share Data for a Share Outstanding Throughout Each Period

	Class Z Shares
	Period December 21, 2018* to October 31, 2019
Net asset value, beginning of period	$10.00
Investment activities
Net investment income (loss)(A)	0.03
Net realized and unrealized gain (loss) on investments	2.00
Total from investment activities	2.03
Net asset value, end of period	$12.03
Total Return	20.30	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	6.43	%**
Expenses net of fee waiver and reimbursements	2.15	%**
Net investment income (loss)(C)	0.27	%**
Portfolio turnover rate	171.66	%***
Net assets, end of period (000’s)	$4,237

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the investment companies in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

*Inception date

**Annualized

***Not annualized

See Notes to Financial Statements

ANNUAL REPORT

SIM INCOME FUND

Financial Highlights
Selected Per Share Data for a Share Outstanding Throughout Each Period

	Class Z Shares
	Period December 21, 2018* to October 31, 2019

Net asset value, beginning of period	$10.00
Investment activities
Net investment income (loss)(A)	(0.03)
Net realized and unrealized gain (loss) on investments	0.49
Total from investment activities	0.46
Net asset value, end of period	$10.46
Total Return	4.60	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	6.30	%**
Expenses net of fee waiver and reimbursements	2.15	%**
Net investment income (loss)(C)	(0.35	%)**
Portfolio turnover rate	129.87	%***
Net assets, end of period (000’s)	$4,250

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the investment companies in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

*Inception date

**Annualized

***Not annualized

ANNUAL REPORT

THE SIM FUNDS

Notes to Financial StatementsOctober 31, 2019

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The SIM U.S. Core Managed Volatility Fund (“U.S. Core”), The SIM Global Core Managed Volatility Fund (“Global Core”), and The SIM Income Fund (“Income”) (each a “Fund” and collectively the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Funds commenced operations on December 21, 2018.

The investment objectives of the Funds are as follows:

Fund	Objective
U.S. Core	to achieve long-term capital appreciation while reducing volatility relative to the S&P 500® Index.
Global Core	to achieve long-term capital appreciation while reducing drawdowns relative to the broader global markets.
Income	to provide yield consistent with preservation of capital, while limiting volatility due to changes in interest rates.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedOctober 31, 2019

Security Valuation

Each Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times. To the extent a Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act, the Fund’s NAV per share is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using quoted prices or NAVs reported by underlying investment companies and when the market is considered to be active, securities will be classified as Level 1.

In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedOctober 31, 2019

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2019:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Core Fund
Exchange Traded Funds	$744,671	$—	$—	$744,671
Mutual Funds	2,190,970	—	—	2,190,970
	$2,935,641	$—	$—	$2,935,641

Global Core Fund
Exchange Traded Funds	$1,070,045	$—	$—	$1,070,045
Mutual Funds	3,287,709	—	—	3,287,709
	$4,357,754	$—	$—	$4,357,754

Income Fund
Exchange Traded Funds	$1,086,344	$—	$—	$1,086,344
Mutual Funds	3,177,401	$—	$—	3,177,401
Money Market Funds	14,643	—	—	14,643
	$4,278,388	$—	$—	$4,278,388

Refer to the Funds’ Schedules of Investments for a listing of securities by strategy.

There were no transfers into or out of any levels during the period December 21, 2018 (inception date) to October 31, 2019. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. The Funds held no Level 3 securities at any time during the period December 21, 2018 (inception date) to October 31, 2019.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Long-term capital gain distributions from underlying funds are classified as realized gains for financial reporting purposes. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method.

ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedOctober 31, 2019

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate. Disbursements made in excess of cash available have been recorded as Due to Custodian in the Statements of Assets & Liabilities, if applicable.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported. The Funds identify their major tax jurisdiction as U.S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Funds are subject to examination by U.S. tax authorities for all tax years since inception.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications, if any, have no impact on net assets or net asset value per share. As of October 31, 2019, such reclassifications increased (decreased) the capital accounts as follows:

Fund	Paid-in Capital	Total Distributable Earnings
U.S. Core	$(5,513)	$5,513

ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedOctober 31, 2019

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to an Investment Advisory Agreement, Secure Investment Management, LLC (the “Adviser”) provides investment advisory services for an annual fee on the average daily net assets of the Funds. For its services, the Adviser receives an investment management fee equal to 1.00%, 1.00% and 0.75% of the average daily net assets of the U.S. Core Fund, the Global Core Fund, and the Income Fund, respectively.

For the period December 21, 2018 (inception date) to October 31, 2019, the Adviser earned and waived fees and reimbursed expenses as follows:

Fund	Fee	Management Fee Earned	Management Fee Waived	Expenses Reimbursed
U.S. Core	1.00%	$18,749	$18,749	$64,630
Global Core	1.00%	27,795	27,795	91,115
Income	0.75%	22,469	22,469	101,927
		$69,013	$69,013	$257,672

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business ) to an annual rate of 2.15% of the average daily net assets of each Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to February 28, 2020. The total amounts of recoverable reimbursements for the Funds as of October 31, 2019 and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates

Fund	2022
U.S. Core	$83,379
Global Core	118,910
Income	124,396

ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedOctober 31, 2019

The Trust, on behalf of the Funds, has entered into an Administrative Services Agreement (the “ASA”) with the Adviser. Pursuant to the ASA, each Fund will pay the Adviser 0.25% of average daily net assets on an annualized basis. For this fee, the Adviser will provide a variety of services, such as: 1) assisting shareholders with processing shareholder orders; 2) answering questions and handling correspondence for individual accounts; 3) meeting periodically with shareholders to discuss their investments in the Funds in light of the risk tolerances and assisting in the allocation of assets among the Funds; and 4) assisting the coordination and provision of services to the Funds by the Funds’ other service providers. The fees payable under the ASA are separate and distinct from the fees payable to the Adviser under the Advisory Agreement. For the period December 21, 2018 (inception date) to October 31, 2019, the following administrative services fees were paid to the Adviser:

Fund	Administrative Services Fees
U.S. Core	$4,687
Global Core	6,949
Income	7,490
$19,126

Commonwealth Fund Services, Inc. (“CFS”), acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the period December 21, 2018 (inception date) to October 31, 2019, the following fees were paid by the Funds to CFS:

Fund	Administration	Transfer Agent	Accounting
U.S. Core	$21,525	$12,265	$15,473
Global Core	32,367	17,653	24,580
Income	30,706	17,862	23,778
	$84,598	$47,780	$63,831

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus™ LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus™ LLP. Tina H. Bloom and Bo James Howell are Assistant Secretaries of the Trust and Partners of Practus™ LLP. Mr. Lively, Ms. Bloom and Mr. Howell receive no special compensation from the Trust or the Funds for serving as officers of the Trust.

ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedOctober 31, 2019

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the period December 21, 2018 (inception date) to October 31, 2019, were as follows:

Fund	Purchases	Sales
U.S. Core	$5,881,602	$3,133,179
Global Core	8,906,169	4,755,785
Income	8,052,431	3,948,132

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

No distributions were paid during the period December 21, 2018 (inception date) to October 31, 2019.

As of October 31, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	U.S. Core	Global Core	Income
Accumulated net investment income	$—	$7,444	$—
Accumulated net realized gain (loss)	(2,612)	(6,125)	5,259
Net unrealized appreciation (depreciation) on investments	189,895	213,583	143,729
	$187,283	$214,902	$148,988

As of October 31, 2019, U.S. Core had a capital loss carryforward of $2,612 which can be carried forward indefinitely and is considered short-term. Global Core had a capital loss carryforward of $6,125 which can be carried forward indefinitely and is considered short-term.

ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedOctober 31, 2019

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
U.S. Core	$2,745,745	$190,468	$(573)	$189,895
Global Core	4,144,171	214,845	(1,262)	213,583
Income	4,134,659	144,119	(390)	143,729

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Funds were:

U.S. Core Fund
Period December 21, 2018 (inception date) to October 31, 2019
Class Z
Shares sold	363,991
Shares reinvested	—
Shares redeemed	(132,221)
Net increase (decrease)	231,770

Global Core Fund
Period December 21, 2018 (inception date) to October 31, 2019
Class Z
Shares sold	547,324
Shares reinvested	—
Shares redeemed	(195,070)
Net increase (decrease)	352,254

Income Fund
Period December 21, 2018 (inception date) to October 31, 2019
Class Z
Shares sold	579,054
Shares reinvested	—
Shares redeemed	(172,652)
Net increase (decrease)	406,402

ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedOctober 31, 2019

NOTE 6 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Funds have made the following distributions to the shareholders of record:

Fund	Record Date	Ex-Dividend Date	Character	Amount
Global Core	12/27/2019	12/30/2019	Net investment income	$20,920
Income	12/27/2019	12/30/2019	Net investment income	22,464
Income	12/27/2019	12/30/2019	Short-term capital gain	15,818

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure. No additional items require disclosure.

ANNUAL REPORT

THE SIM FUNDS

Report of Independent Registered Public Accounting Firm

taitweller.com

To the Shareholders of
the SIM Funds and the
Board of Trustees of The World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SIM U.S Core Managed Volatility Fund, SIM Global Core Managed Volatility Fund, and SIM Income Fund (the “Funds”), each a series of The World Funds Trust (the “Trust”), including the schedules of investments, as of October 31, 2019, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods December 21, 2018 (commencement of operations) through October 31, 2019, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2019, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

ANNUAL REPORT

THE SIM FUNDS

Report of Independent Registered Public Accounting Firm - continued

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 24, 2019

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (64) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013	54	None
Mary Lou H. Ivey (61) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm) since 2008.	54	None
Theo H. Pitt, Jr. (83) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	54

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 17 series of that trust; (all registered investment companies).

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (56) President	Indefinite, Since August 2017

Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.

Karen M. Shupe (55) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (65) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (50) Secretary	Indefinite, Since November 2013	Attorney, Practus™ LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Tina H. Bloom (51) Assistant Secretary	Indefinite, Since November 2018

Attorney, Practus™ LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC from 2011-2017.

Bo James Howell (38) Assistant Secretary	Indefinite, Since November 2018	Attorney, Practus™ LLP, (law firm), May 2018 to present; Founder, CCO Technology, June 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC from 2012-2018.
Holly B. Giangiulio (57) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Julian G. Winters (50) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ANNUAL REPORT

THE SIM FUNDS

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the SIM Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2019 and held for the period ended October 31, 2019.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

THE SIM FUNDS

Fund Expenses (unaudited) - continued

	Beginning Account Value (5/1/19)	Ending Account Value (10/31/19)	Annualized Expense Ratio	Expenses Paid During Period*
U.S. Core
Class Z Actual	$1,000.00	$1,020.73	2.15%	$10.95
Class Z Hypothetical**	$1,000.00	$1,014.25	2.15%	$10.92
Global Core
Class Z Actual	$1,000.00	$1,015.19	2.15%	$10.92
Class Z Hypothetical**	$1,000.00	$1,014.25	2.15%	$10.92
Income
Class Z Actual	$1,000.00	$1,023.48	2.15%	$10.97
Class Z Hypothetical**	$1,000.00	$1,014.25	2.15%	$10.92

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses

ANNUAL REPORT

THE SIM FUNDS

Important Disclosure Statements

Each Fund’s prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2019 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Investment Advisor:

Secure Investment Management, LLC
3067 W. Ina Road, Suite 125
Tucson, Arizona 85741

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, Pennsylvania 19102-2529

Legal Counsel:

Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)

ITEM 2.

CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $41,000 for 2019 and NA for 2018.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2019 and NA for 2018.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,000 for 2019 and NA for 2018. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2019 and NA for 2018.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the SIM Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)            0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2019 and NA for 2018.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANT.

Not applicable.

ITEM 6.

SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.

CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.

DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.

EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 7, 2020

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: January 7, 2020

* Print the name and title of each signing officer under his or her signature.